ACCOUNTS RECEIVABLE (Details) - USD ($)	3 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE (Details) [Line Items]
Accounts Receivable, Net, Current	$ 384,862	$ 223,622	$ 101,807
Notes, Loans and Financing Receivable, Net, Current		30,890
Interest Receivable, Current		$ 9,700
City of Pharr, TX [Member]
ACCOUNTS RECEIVABLE (Details) [Line Items]
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)	(159,000)
Accounts Receivable, Net, Current	198,246
Accounts Payable, Other, Current	$ 475,000